EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$ 21,393	$ (21,702)
Denominator:
Weighted-average ordinary shares outstanding, basic	49,442,327	48,061,281
Employee stock options, RSUs and PSUs	2,664,042	0
Weighted average ordinary shares outstanding, diluted	52,106,369	48,061,281
Net income (loss) per share attributable to ordinary shareholders, basic	$ 0.43	$ (0.45)
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 0.41	$ (0.45)